Share-based Compensation (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	¥ 2,004,263	¥ 990,131	¥ 684,467
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	820,281	444,187	328,480
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	95,382	52,689	36,023
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	581,337	238,750	120,925
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	¥ 507,263	¥ 254,505	¥ 199,039